Revenue (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Contractual assets, beginning		£ 71
Contractual liabilities, beginning		(68)
Transfers in the period from contract assets to trade receivables		(71)
Transfers in the period from contract assets to trade receivables
Amounts included in contract liabilities that was recognised as revenue during the period
Amounts included in contract liabilities that was recognised as revenue during the period		(68)
Excess of revenue recognised over cash			71
Excess of revenue recognised over cash
Cash received in advance of performance and not recognised as revenue during the period
Cash received in advance of performance and not recognised as revenue during the period	(197)		(68)
Contractual assets, ending			71
Contractual liabilities, ending	£ (197)		£ (68)